Shareholder Report, Holdings (Details) - Fundstrat Granny Shots US Large Cap ETF	Apr. 30, 2025
Palantir Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
MicroStrategy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Crowdstrike Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cadence Design Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
S&P Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%